Investment Objectives and Goals	Jan. 28, 2026
THE GABELLI SMALL CAP GROWTH FUND
Prospectus [Line Items]
Risk/Return [Heading]	THE GABELLI SMALL CAP GROWTH FUND (the “Small Cap Growth Fund”)
Objective [Heading]	Investment Objective
Objective, Primary [Text Block]	The Small Cap Growth Fund seeks to provide a high level of capital appreciation.
THE GABELLI EQUITY INCOME FUND
Prospectus [Line Items]
Risk/Return [Heading]	THE GABELLI EQUITY INCOME FUND (the “Equity Income Fund”)
Objective [Heading]	Investment Objective
Objective, Primary [Text Block]	The Equity Income Fund seeks to provide a high level of total return on its assets with an emphasis on income.
THE GABELLI FOCUSED GROWTH AND INCOME FUND
Prospectus [Line Items]
Risk/Return [Heading]	THE GABELLI FOCUSED GROWTH AND INCOME FUND (the “Focused Growth and Income Fund”)
Objective [Heading]	Investment Objective
Objective, Primary [Text Block]	The Focused Growth and Income Fund seeks to provide a high level of capital appreciation.
The Gabelli Global Financial Services Fund
Prospectus [Line Items]
Risk/Return [Heading]	THE GABELLI GLOBAL FINANCIAL SERVICES FUND (the “Global Financial Services Fund”)
Objective [Heading]	Investment Objective
Objective, Primary [Text Block]	The Global Financial Services Fund seeks to provide capital appreciation.